CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	¥ 5,791,333	$ 815,692	¥ 4,271,899
Restricted cash	267,271	37,644	88,796
Trading securities	76,053	10,712
Accounts receivable (net of allowance of RMB18,235 and RMB46,715 as of December 31, 2022 and 2023, respectively)	499,027	70,287	221,004
Contract assets, net (net of allowance of RMB153,435 and RMB164,141 as of December 31, 2022 and 2023, respectively)	978,051	137,756	626,739
Contract cost	32	4	787
Prepaid expenses and other assets	426,511	60,073	321,411
Loans at fair value	677,835	95,471	54,049
Financing receivables (net of allowance of RMB40,735 and RMB51,858 as of December 31, 2022 and 2023, respectively)	116,164	16,361	514,388
Held-to-maturity investments	10,420	1,468	2,700
Available-for-sale investments	438,084	61,703	972,738
Property, equipment and software, net	79,158	11,149	77,256
Deferred tax assets	73,414	10,340	84,187
Right-of-use assets	23,382	3,293	33,909
Total assets	10,276,916	1,447,473	8,536,095
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Accounts payable	30,902	4,353	14,144
Deferred revenue	54,044	7,612	65,539
Accrued expenses and other liabilities	1,500,522	211,344	1,315,006
Secured borrowings	0		767,900
Deferred tax liabilities	122,075	17,194	79,740
Lease liabilities	23,648	3,331	35,229
Total liabilities	2,191,367	308,648	2,505,282
Commitments and Contingencies (Note 18)
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 199,299,342 and 200,648,440 shares issued as of December 31, 2022 and 2023, respectively; 178,577,768 and 174,706,968 shares outstanding as of December 31, 2022 and 2023, respectively)	130	18	129
Treasury stock (2,161,574 and 7,381,472 shares as of December 31, 2022 and 2023, respectively)	(94,851)	(13,359)	(46,734)
Additional paid-in capital	5,171,232	728,353	5,160,783
Accumulated other comprehensive income	23,669	3,333	7,765
Retained earnings	2,985,369	420,480	908,870
Total equity	8,085,549	1,138,825	6,030,813
Total liabilities and equity	10,276,916	1,447,473	8,536,095
Related Party
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Amounts due from related parties	820,181	115,520	1,266,232
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Other liabilities	14,414	2,030	227,724
Investors
Liabilities including amounts of the consolidated VIEs and the consolidated ABFE without recourse to the Company (Note 2):
Other liabilities	¥ 445,762	$ 62,784	¥ 0